Expense Example, No Redemption - PIMCO StocksPLUS Small Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	483	712	958	1,665	188	582	1,001	2,169